Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings Per Share

Note 17 - Earnings Per Share

A.	Basic earnings per share

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share	70,924	24,749	11,217

	For the year ended December 31
	2023	2022	2021

Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share (*)	115,721,346	97,335,870	93,749,219

B.	Diluted earnings per share:

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Profit which was used to calculate diluted earnings per share	70,924	24,749	11,217

	For the year ended December 31
	2023	2022	2021

Weighted average of the number of ordinary shares used to calculate diluted earnings per share (*)	123,861,293	99,978,133	98,108,669

(*) The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16.